CONCENTRATIONS (Tables)	12 Months Ended
Aug. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
SCHEDULE OF CUSTOMERS AND VENDORS

For the years ended August 31, 2023, and 2022, the following customers comprised more than 10% of total sales:

	For the years
	August 31, 2023	August 31, 2022
Customer #1	18%	*
Customer #2	*	27%
Customer #3	-	13%

*	Accounted for less than 10% for the year.

Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
SCHEDULE OF CUSTOMERS AND VENDORS

As of the years ended August 31, 2023, and 2022, the following customers comprised more than 10% of total accounts receivable:

	For the year ended
	August 31, 2023	August 31, 2022
Customer #1	11%	*
Customer #2	10%	*
Customer #3	*	12%
Customer #4	-	14%
Customer #5	-	19%

*	Accounted for less than 10% for the year end.

Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
SCHEDULE OF CUSTOMERS AND VENDORS

For the years ended August 31, 2023, and 2022, the following vendors comprised more than 10% of total purchases:

	For the years
	August 31, 2023	August 31, 2022
Vendor #1	32%	18%
Vendor #2	18%	*
Vendor #3	*	15%
Vendor #4	*	15%
Vendor #5	-	37%

*	Accounted for less than 10% for the year.